Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Royalty expense	$ 258,600,000	$ 214,100,000	$ 181,800,000
Minimum percentage of royalties	4.00%
Maximum percentage of royalties	16.00%
Future minimum royalty commitments under license agreements
2015	226,363,000
2016	95,866,000
2017	101,649,000
2018	76,973,000
2019	8,401,000
Total	509,252,000
Rent expense	190,600,000	143,800,000	131,500,000
Contingent rent expense	14,100,000	12,100,000	11,100,000
Future minimum rental commitments under non-cancelable operating leases
2015	158,692,000
2016	140,757,000
2017	115,521,000
2018	100,526,000
2019	88,308,000
Thereafter	316,109,000
Total	919,913,000
Future minimum rental commitments under non-cancelable capital leases
2015	1,039,000
2016	1,021,000
2017	1,003,000
2018	991,000
2019	976,000
Thereafter	2,188,000
Total	7,218,000
Less amounts representing interest	(373,000)
Capital lease obligations	6,845,000
Purchase obligations	310,400,000
Beginning asset retirement obligation	8,306,000	6,560,000
Liabilities incurred during the period	1,587,000	1,839,000
Revisions in estimated retirement obligations	2,000	(9,000)
Liabilities settled during the period	(860,000)	(278,000)
Accretion expense	364,000	288,000
Currency translation	(474,000)	(94,000)
Ending asset retirement obligations	$ 8,925,000	$ 8,306,000	$ 6,560,000
Minimum
Future minimum rental commitments under non-cancelable capital leases
Capital Leases Future Minimum Payments Percent Of Interest Included In Payments	1.4
Maximum
Future minimum rental commitments under non-cancelable capital leases
Capital Leases Future Minimum Payments Percent Of Interest Included In Payments	10.8